UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,952,529
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,561,169
Selma Industrial Development Board, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	991,070
		10,504,768
Arizona — 1.4%
Arizona State Board of Regents, Refunding RB, University of Arizona System, Series A:
5.00%, 7/01/29	2,340	2,700,875
5.00%, 6/01/42	1,705	1,894,664
		4,595,539
California — 15.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,750,789
California Health Facilities Financing Authority, RB:
Scripps Health, Series A, 5.00%, 11/15/40	415	445,258
Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,358,439
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,345	2,501,716
City of San Jose California Airport, Refunding RB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,438,983
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,148,656
County of Sacramento California Airport System, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,806,250
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,112,244
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,614,800
Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,847,625
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,497,548
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,220	2,249,903

Municipal Bonds	Par (000)	Value
California (concluded)
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	$2,670	$3,088,816
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	2,165	2,557,904
San Francisco City & County Airports Commission, RB, Specialty Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,253,488
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,016
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	1,820,362
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,716,750
		52,219,547
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,845,820
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	100	100,589
		3,946,409
Florida — 11.1%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/26	2,000	2,348,340
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,676,200
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A, AMT (AGM):
5.25%, 10/01/41	4,610	4,792,925
5.50%, 10/01/41	4,180	4,413,035
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,661,975
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	2,000	2,201,960
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,401,724
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,864,112
		36,360,271

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	$230	$230,881
Illinois — 14.2%
Chicago Board of Education Illinois, GO:
Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	1,205	1,455,809
Series A, 5.50%, 12/01/39	3,405	3,848,774
Series A, 5.00%, 12/01/41	7,455	8,018,896
City of Chicago Illinois, GARB, O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	2,000	2,290,420
City of Chicago Illinois, RB, General, Third Lien, Series C, 6.50%, 1/01/41	9,085	10,896,640
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,310	1,457,951
City of Chicago Illinois, Refunding RB, O’Hare International Airport, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,030	2,221,307
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,961,850
Sales Tax Receipts, 5.25%, 12/01/36	1,060	1,180,681
Sales Tax Receipts, 5.25%, 12/01/40	3,135	3,475,994
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,685,510
6.00%, 6/01/28	670	760,289
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,469,960
		46,724,081
Indiana — 2.8%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	6,300	6,697,971
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,639,208
		9,337,179
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,710	1,871,014
Kansas — 0.4%
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (Ginnie Mae), 6.20%, 12/01/33	1,130	1,147,232

Municipal Bonds	Par (000)	Value
Kentucky — 3.7%
Kentucky Turnpike Authority, RB, Economic Development Road, Revitalization Projects, Series A, 5.00%, 7/01/28	$10,430	$12,226,255
Massachusetts — 0.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	1,125	1,271,385
Michigan — 7.2%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	4,170	4,629,242
Senior Lien (AGM), 7.50%, 7/01/33	1,330	1,666,570
City of Detroit Michigan, Refunding RB, Senior Lien:
Series C-1 (AGM), 7.00%, 7/01/27	4,180	5,067,790
Series C-2 (BHAC), 5.25%, 7/01/29	1,860	2,043,452
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,759,538
Michigan State Building Authority, Refunding RB, Facilities Program, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,663,704
5.25%, 10/15/25	750	860,182
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,961,283
		23,651,761
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,323,765
Nevada — 2.7%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	6,860	7,458,947
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,300	1,352,065
		8,811,012
New Jersey — 7.3%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	11,819,500
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,701,716
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,454,018
Series A (AGC), 5.63%, 12/15/28	2,930	3,388,897

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
Series B, 5.25%, 6/15/36	$1,500	$1,676,130
		24,040,261
New York — 6.5%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,060,856
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2009, Series EE, 5.25%, 6/15/40	6,930	7,748,849
Fiscal 2011, Series EE, 5.38%, 6/15/43	2,220	2,525,716
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,527,148
Sub-Future Tax Secured, Series C, 5.00%, 11/01/39	2,760	3,047,261
Sub-Series S-2A, 5.00%, 7/15/30	4,045	4,593,906
		21,503,736
North Carolina — 0.3%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	920	921,279
Pennsylvania — 0.7%
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children’s Hospital, Series D, 5.00%, 7/01/32	1,940	2,161,645
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,500	4,071,200
South Carolina — 3.5%
South Carolina State Public Service Authority, Refunding RB, Series A:
(AMBAC), 5.00%, 1/01/42	8,000	8,706,400
Santee Cooper, 5.50%, 1/01/38	2,500	2,815,575
		11,521,975
Texas — 22.5%
City of Austin Texas, Refunding RB, Series A (AGM), 5.00%, 11/15/28	1,300	1,492,504
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	8,023,652
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	3,120	3,554,647

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	$5,655	$6,249,963
Harris County Cultural Education Facilities Finance Corp., RB, Children’s Hospital Project, 5.25%, 10/01/29	2,080	2,344,930
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,193,520
Lamar Texas Consolidated Independent School District, GO, Refunding, School House, Series A, 5.00%, 2/15/45	2,430	2,723,422
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,402,575
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	7,880	9,152,778
North Texas Tollway Authority, Refunding RB, Series A (NPFGC), 5.75%, 1/01/40	11,575	12,568,251
North Texas Tollway Authority, Refunding RB, First Tier System:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,034,197
Series B (NPFGC), 5.75%, 1/01/40	1,000	1,085,810
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,131,620
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,440,700
Texas Tech University, Refunding RB, Improvement Financing, 14th Series A, 5.00%, 8/15/29	2,000	2,316,900
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	4,575	5,227,303
		73,942,772
Virginia — 0.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,569,423
Washington — 4.3%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,733,576
State of Washington, GO:
Motor Vehicle Tax, Senior 520, 5.00%, 6/01/41	3,600	3,984,588
Various Purpose, Series B, 5.25%, 2/01/36	1,865	2,134,847
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	4,685	5,298,875
		14,151,886

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health, Series D, 5.00%, 11/15/41 (a)	$3,125	$3,388,875
Total Municipal Bonds – 113.7%		373,494,151

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,944,587
California — 2.2%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30 (c)	1,486	1,691,182
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,613,298
		7,304,480
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,859,986
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,700	2,106,782
Florida — 7.1%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,930,236
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,264,500
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	2,055	2,188,781
		23,383,517
Georgia — 2.1%
Augusta-Richmond County Georgia, Water & Sewer, RB (AGM), 5.25%, 10/01/34	6,290	6,803,264
Illinois — 6.1%
Chicago Illinois O’Hare International Airport, Refunding RB, Series A, 5.00%, 1/01/38	15,000	15,804,900

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	$3,969	$4,328,688
		20,133,588
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,628,655
Massachusetts — 3.4%
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series B, 5.00%, 10/15/41	5,080	5,693,359
Series A (AGM), 5.00%, 8/15/30	4,994	5,524,462
		11,217,821
Nevada — 6.6%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	12,274,700
Series B, 5.50%, 7/01/29	8,247	9,516,906
		21,791,606
New Jersey — 1.3%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,154,908
New York — 7.3%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub- Series E-1, 5.00%, 2/01/42	2,919	3,242,742
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,515	8,444,230
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	4,400	4,994,484
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,404,284
		24,085,740
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax, Series C, 5.25%, 8/01/40	3,020	3,304,484
Texas — 1.7%
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	4,995	5,547,847

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	$2,504	$2,684,174
Washington — 2.4%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	6,883	7,777,905
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 47.7%		156,729,344
Total Long-Term Investments (Cost – $488,941,196) – 161.4%		530,223,495

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.09% (d)(e)	4,823,555	4,823,555
Total Short-Term Securities (Cost – $4,823,555) – 1.5%		4,823,555
Total Investments (Cost - $493,764,751*) – 162.9%		535,047,050
Other Assets Less Liabilities – 0.7%		2,475,564
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.7)%		(77,971,329)
VMTP Shares, at Liquidation Value – (39.9)%		(131,000,000)
Net Assets Applicable to Common Shares – 100.0%		$328,551,285

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$415,856,771
Gross unrealized appreciation	$42,077,493
Gross unrealized depreciation	(823,500)
Net unrealized appreciation	$41,253,993

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co., Inc.	$3,388,875	$31,438

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

FFI Institutional Tax-Exempt Fund	13,223,965	(8,400,410)	4,823,555	$971

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
Radian	Radian Financial Guaranty
S/F	Single-Family

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
333	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$44,049,656	$(494,930)

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$530,223,495	—	$530,223,495
Short-Term Securities	$4,823,555	—	—	4,823,555

Total	$4,823,555	$530,223,495	—	$535,047,050

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(494,930)	—	—	$(494,930)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$440,000	—	—	$440,000
Liabilities:
TOB trust certificates	—	$(77,936,286)	—	(77,936,286)
VMTP shares	—	(131,000,000)	—	(131,000,000)
Total	$440,000	$(208,936,286)	—	$(208,496,286)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2012